13. Stock Based Compensation (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Shares
Beginning Balance	6,720,458	5,095,458	385,458
Grants	1,475,000	2,150,000	4,710,000
Cancellations	(165,000)	(525,000)
Ending Balance	7,530,458	6,720,458	5,095,458
Options exercisable	3,955,458	3,420,458	3,095,458
Weighted Average Exercise Price
Beginning Balance	$ 1.35	$ 1.70	$ 10.83
Grants	0.96	0.55	0.95
Cancellations
Ending Balance	1.29	1.35	1.70
Options exercisable	$ 1.94	$ 2.05	$ 2.31
Weighted Average Remaining Contractual Life (years)
Beginning Balance	3 years 8 months 12 days	4 years 6 months	4 years 2 months 12 days
Grants	4 years 9 months 18 days	4 years 7 months 6 days	4 years 6 months
Ending Balance	3 years 6 months	3 years 8 months 12 days	4 years 6 months
Options exercisable	3 years 2 months 12 days	3 years 3 months 18 days	4 years 6 months
Aggregate Intrinsic Value
Beginning Balance
Grants
Cancellations
Ending Balance